Consolidated Balance Sheets (Audited) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Current assets
Cash and cash equivalents	$ 184,031	$ 777,611	$ 265,982
Prepaid expenses and other receivables	168,574	152,299	284,496
Held for trading Investments		0	3,256,456
Current royalties		0	500,000
Total current assets	352,605	929,910	4,306,934
Available for sale Investment	539,609	426,522	6,010,946
Long term royalties		0	3,863,000
Equipment, net	806,317	862,879	1,002,286
Total assets	1,698,531	2,219,311	15,183,166
Current liabilities:
Accounts payable and accrued liabilities	219,042	231,142	215,229
Due to a related party	223,645	223,645	223,645
Total current liabilities	442,687	454,787	438,874
Stockholders' Equity (Deficit)
Preferred stock	0	0	0
Common stock	13,524	13,508	13,450
Addtional paid-in capital	15,405,295	15,372,311	15,300,250
Issuance of warrants	2,784,387	2,784,387	2,784,387
Other comprehensive income	(2,661,324)	(2,774,411)	2,810,013
Accumulated deficit	(14,386,038)	(13,631,271)	(6,163,807)
Total stockholders' equity (deficit)	1,255,844	1,764,524	14,744,292
Total liabilities and stockholders' equity	$ 1,698,531	$ 2,219,311	$ 15,183,166